PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	¥ 14,798	$ 2,152	¥ 4,798
Due from Related Parties, Current	20,671	887	25,304	$ 0
JYADK [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Due from Related Parties, Current	15,118	2,199	13,658
Interest Receivable, Current	454	66	221
Third Party [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Notes, Loans and Financing Receivable, Net, Current	136,021	19,783	85,798
Suppliers [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	¥ 4,798	$ 698	¥ 4,798